INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 12,722	$ 9,400
Decrease related to prior year tax positions, net	(3,652)	(755)
Increase related to current year tax positions, net	725	4,077
Balance at the end of the year	$ 9,795	$ 12,722